BUSINESS (Details) (USD $)	0 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended
	Nov. 01, 2013	Jun. 30, 2014 item	Sep. 30, 2012 Parent	Jun. 30, 2014 Parent	Jun. 30, 2013 Parent
BUSINESS
Stock split ratio for common stock outstanding	1,000,000
Number of core areas of operations		3
Related Party Transaction [Line Items]
Expenses directly related to operations paid by the Parent company			$ 0	$ 1,881,681	$ 1,796,348